Investment in Equity Investee (Details) ₨ in Thousands		12 Months Ended
	Jan. 06, 2020 MW	Mar. 31, 2022 INR (₨) MW	Mar. 31, 2022 USD ($) MW
Investment in Equity Investee (Details) [Line Items]
Capacity of Power Plant (in Megawatts)		1,000	1,000
Incurred cost		₨ 548,000	$ 7,200,000
Initially invested amount		₨ 94,000	$ 1,200,000
Acquire equity shares percentage		26.00%	26.00%
Invested equity shares percentage		74.00%	74.00%
Percentage of investment		10.00%	10.00%
Azure Power India Private Limited A Z I [Member]
Investment in Equity Investee (Details) [Line Items]
Equity investment, percentage		26.00%	26.00%
Equity investment committed percentage		26.00%	26.00%
Corporate Joint Venture [Member] | Azure Power India Private Limited A Z I [Member]
Investment in Equity Investee (Details) [Line Items]
Capacity of Power Plant (in Megawatts)	500
Invested amount		₨ 26	$ 400.0000